SHARE CAPITAL - Change in Number of Shares Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Outstanding shares, beginning of period (in shares)	203,530,979	197,692,321
Shares issued under ATM program (in shares)		5,499,658
Shares issued on exercise of options (in shares)		339,000
Shares issued in connection with Euronav share acquisition (in shares)	19,091,910
Outstanding shares, end of period (in shares)	222,622,889	203,530,979